Revenues and Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues and Cost of Revenues [Abstract]
Schedule of Cost of Sales and Gross Profit

The following table discloses the breakdown of our revenues, cost of sales and gross profit for the periods set forth below:

	Year ended December 31,
	2024	2023	2022
Cost of goods sold
Purchased goods	$798	$672	$301
Freight	2	11	21

	800	683	322